                    United
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1995

This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1995

Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. We strive to provide the best service possible to our shareholders: from the Fund's manager, to Waddell & Reed's customer service representatives, to your personal account representative and the Waddell & Reed office nearest you.

     While personalized service has become increasingly rare in the investment industry, we remain committed to locally based account representatives who provide the personal service you need. They are ready to assist you through regular reviews of your financial plan and to answer any financial questions you may have. Your account representative is anxious to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     We want to help you open the door to a better financial future. We will continue to help you meet your specific financial needs through quality investment products and personalized service that makes the investment process more convenient and accessible for you.

     Should you have any questions about your account or other financial issues, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.



Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY


           PER SHARE DATA
For the Six Months Ended September 30, 1995
----------------------------------------
DIVIDENDS PAID                  $0.38
                                =====
NET ASSET VALUE ON
   9/30/95                      $9.02
   3/31/95                       8.70
                                -----
CHANGE PER SHARE                $0.32
                                =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    ------------
1-year period ended 9-30-95                      5.99%         12.46%
5-year period ended 9-30-95                     12.99%         14.33%
10-year period ended 9-30-95                     7.57%          8.21%

Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, United High Income Fund, Inc. had net assets totaling $968,597,318 invested in a diversified portfolio of:

  84.39  Corporate Debt Securities
  10.51  Cash and Cash Equivalents
  3.40%  Common and Preferred Stocks, Rights and Warrants
  1.70%  United States Government Security


As a shareholder of United High Income Fund, Inc., for every $100 you had invested on September 30, 1995, your Fund owned:

 $52.01  Consumer Bonds
  23.00  Basic Industry Bonds
  10.51  Cash and Cash Equivalents
   5.89  Technological Bonds
   3.40  Common and Preferred Stocks, Rights and Warrants
   2.18  Energy and Energy-Related Bonds
   1.70  United States Government Security
   1.28  Financial Bonds
   0.03  Public Utilities Bond

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Building - 2.24%
 NVR L.P., Warrants*  ..................    66,071   $    148,660
 National Health Investors, Inc.  ......    41,630      1,259,307
 Triangle Pacific Corp.*  ..............   660,844     11,234,348
 Walter Industries, Inc.*  .............   710,990      9,065,122
   Total ...............................               21,707,437

Hospital Management - 0.15%
 LTC Properties, Inc.  .................   100,000      1,450,000

Leisure Time - 0.57%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    14,000        140,000
 FLAGSTAR COMPANIES, INC.*  ............    51,600        277,350
 Infinity Broadcasting Corporation,
   Class A* ............................   101,250      3,315,938
 Servam Corporation*  ..................   373,508          3,735
 Servam Corporation, Preferred*  .......   100,000          1,000
 Sinclair Broadcasting Group, Inc.*  ...     8,750        247,187
 Trump Hotels & Casino Resorts, Inc.*  .    87,500      1,487,500
   Total ...............................                5,472,710

Publishing and Advertising - 0.13%
 Advanstar Holdings, Inc. (B)*  ........    75,625      1,285,625
 Advanstar Holdings, Inc.,
   Warrants (A)* .......................     1,750          1,750
   Total ...............................                1,287,375

Services, Consumer and Business - 0.27%
 Bell & Howell Holdings Company*  ......   100,000      2,550,000

Miscellaneous - 0.04%
 Consolidated Hydro, Inc., Preferred*  .     3,000        405,000
 Consolidated Hydro, Inc., Warrants (A)*     5,400              5
 EUA Power Corporation, Rights*  .......     9,500             10
 WestFed Holdings, Inc., Preferred,
   Series A* ...........................   185,310            371
 WestFed Holdings, Inc., Series B*  ....    54,900            110
   Total ...............................                  405,496

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 3.40%                                $ 32,873,018
 (Cost: $64,088,942)


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES
Airlines - 1.81%
 GP Group, Inc.,
   8.75%, 12-15-98 .....................   $ 9,500   $  8,455,000
 NWA, Inc.,
   8.625%, 8-1-96 ......................     9,000      9,090,000
   Total ...............................               17,545,000

Automotive - 3.84%
 Auburn Hills Trust,
   12.0%, 5-1-2020......................    14,100     20,712,759
 Chrysler Corporation,
   10.95%, 8-1-2017 ....................     6,000      6,716,520
 Lear Seating Corp.,
   8.25%, 2-1-2002 .....................     8,000      7,780,000
 Walbro Corporation,
   9.875%, 7-15-2005 (A)................     2,000      1,960,000
   Total ...............................               37,169,279

Beverages - 0.28%
 Dr Pepper Holdings, Inc.,
   0.0%, 2-15-2003 (C) .................     3,500      2,747,500

Biotechnology and Medical Services - 0.22%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .....................     2,000      2,085,000

Building - 6.12%
 American Standard Inc.:
   9.875%, 6-1-2001 ....................     4,500      4,770,000
   11.375%, 5-15-2004 ..................     2,000      2,200,000
   0.0%, 6-1-2005 (C) ..................    10,250      8,328,125
   9.25%, 12-1-2016 ....................     6,000      6,180,000
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ......................     4,000      3,640,000
 Del Webb Corporation:
   9.75%, 3-1-2003 .....................     5,500      5,390,000
   9.0%, 2-15-2006 .....................     2,000      1,855,000
 Eagle Industries, Inc.,
   0.0%, 7-15-2003 (C) .................    11,000      8,580,000
 NVR L.P.,
   11.0%, 4-15-2003 ....................     3,500      3,395,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     5,000      4,537,500
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................     6,500      6,727,500
 Walter Industries, Inc.,
   12.19%, 3-15-2000 ...................     3,611      3,671,954
   Total ...............................               59,275,079


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals Major - 1.26%
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................   $ 9,000   $  9,270,000
   0.0%, 5-1-2005 (C) ..................     4,000      2,980,000
   Total ...............................               12,250,000

Chemicals Specialty and Miscellaneous
 Technology - 0.73%
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ....................     2,000      2,130,000
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ....................     3,500      3,491,250
 Ucar Global Enterprises Inc.,
   12.0%, 1-15-2005 ....................     1,335      1,488,525
   Total ...............................                7,109,775

Computers and Office Equipment - 0.76%
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     4,000      3,950,000
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,395,000
   Total ...............................                7,345,000

Domestic Oil - 1.11%
 Clark R & M Holdings, Inc.,
   0.0%, 2-15-2000 .....................    16,800     10,773,000

Drugs and Hospital Supply - 1.11%
 General Medical Corporation:
   10.875%, 8-15-2003 ..................     7,000      7,245,000
   12.125%, 8-15-2005 ..................     3,373      3,480,819
   Total ...............................               10,725,819

Electronics - 0.40%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     4,000      3,880,000

Food and Related - 2.21%
 General Nutrition, Incorporated,
   11.375%, 3-1-2000 ...................     5,370      5,873,437
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,307,500
 Specialty Foods Corporation:
   10.25%, 8-15-2001 ...................     4,000      3,810,000
   11.125%, 10-1-2002 (A) ..............     2,000      1,960,000
   11.25%, 8-15-2003 ...................     7,000      6,492,500
   Total ...............................               21,443,437


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Hospital Management - 5.56%
 Assisted Living Concepts, Inc.,
   7.0%, 7-31-2005 (A) .................   $ 1,000   $  1,155,000
 GranCare, Inc.,
   9.375%, 9-15-2005 ...................     1,750      1,763,125
 LTC Properties, Inc.:
   8.5%, 1-1-2000 ......................     3,000      3,015,000
   8.5%, 1-1-2001 ......................     3,000      3,007,500
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................     5,398      6,146,973
 Pathmark Stores, Inc.:
   9.625%, 5-1-2003 ....................     9,000      8,865,000
   0.0%, 11-1-2003 (C) .................     1,500        971,250
 Quorum Health Group, Inc.,
   11.875%, 12-15-2002 .................     7,000      7,735,000
 Tenet Healthcare Corporation:
   9.625%, 9-1-2002 ....................    14,000     14,805,000
   10.125%, 3-1-2005 ...................     6,000      6,345,000
   Total ...............................               53,808,848

Household Products - 3.30%
 Exide Corporation:
   10.75%, 12-15-2002 ..................     4,750      5,058,750
   0.0%, 12-15-2004 (C) ................     4,000      3,160,000
   10.0%, 4-15-2005 (A) ................     2,000      2,110,000
 MacAndrews & Forbes Group, Incorporated:
   12.25%, 7-1-96 ......................    10,750     10,803,750
   13.0%, 3-1-99 .......................     9,750      9,798,750
 American Safety Razor Company,
   9.875%, 8-1-2005 (A) ................     1,000      1,000,000
   Total................................               31,931,250

Insurance - 1.28%
 American Annuity Group, Inc.:
   9.5%, 8-15-2001 .....................     5,500      5,555,000
   11.125%, 2-1-2003 ...................     6,500      6,841,250
   Total ...............................               12,396,250

Leisure Time - 21.08%
 Act III Broadcasting, Inc.,
   9.625%, 12-15-2003 ..................     3,000      3,045,000
 Alliance Entertainment Corp.,
   11.25%, 7-5-2005 (A) ................     4,500      4,488,750
 CAI Wireless Systems, Inc.,
   12.25%, 9-15-2002 ...................     3,000      3,112,500


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time (Continued)
 Cablevision Industries Corporation:
   10.75%, 1-30-2002 ...................   $ 5,500   $  5,995,000
   9.25%, 4-1-2008 .....................     5,000      5,312,500
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ....................    10,000     10,350,000
 Century Communications Corporation,
   11.875%, 10-15-2003 .................     6,500      6,906,250
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ......................     9,300      7,114,500
 COMCAST CORPORATION,
   9.5%, 1-15-2008 .....................     8,000      8,100,000
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ..................     2,500      2,637,500
   8.875%, 9-15-2005 ...................     8,500      8,691,250
   11.0%, 6-1-2007 .....................     3,800      4,199,000
 Fitzgeralds Gaming Corporation,
   13.0%, 3-15-96 (A) ..................     3,500      2,590,000
 FLAGSTAR COMPANIES, INC.:
   10.75%, 9-15-2001 ...................    13,250     12,455,000
   10.875%, 12-1-2002 ..................     4,500      4,185,000
 Granite Broadcasting Corporation,
   10.375%, 5-15-2005 (A) ..............     2,500      2,550,000
 Harrah's Operating Company, Inc.,
   10.875%, 4-15-2002 ..................     2,000      2,155,000
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ..................    16,000     17,120,000
 LaQuinta Motor Inns, Inc.,
   9.25%, 5-15-2003 ....................     7,500      7,856,250
 MGM Grand Hotel Finance Corp.,
   12.0%, 5-1-2002 .....................     7,000      7,700,000
 Marcus Cable Operating Company,
   0.0%, 8-1-2004 (C) ..................    10,000      6,800,000
 Players International, Inc.,
   10.875%, 4-15-2005 (A) ..............     4,000      3,800,000
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     4,000      3,860,000
 Premier Parks Inc.,
   12.0%, 8-15-2003 (A) ................     1,500      1,537,500
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 (A) ..............     5,000      4,850,000
 Rogers Cablesystems Limited,
   9.625%, 8-1-2002 ....................     4,000      4,120,000
 Rogers Communications Incorporated,
   10.875%, 4-15-2004 ..................     4,500      4,680,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     9,000      8,505,000


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time (Continued)
 Sinclair Broadcast Group, Inc.:
   10.0%, 12-15-2003 ...................   $ 1,875   $  1,903,125
   10.0%, 9-30-2005 ....................     4,000      4,070,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      5,445,000
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ....................    10,000     10,023,200
 Viacom International, Inc.:
   10.25%, 9-15-2001 ...................     3,000      3,330,000
   8.0%, 7-7-2006 ......................    15,000     14,700,000
   Total ...............................              204,187,325

Machinery - 0.39%
 Fairfield Manufacturing Company, Inc.,
   11.375%, 7-1-2001 ...................     4,000      3,800,000

Metals and Mining - 0.77%
 Magma Copper Company,
   12.0%, 12-15-2001 ...................     2,850      3,127,875
 Russel Metals Inc.,
   10.25%, 6-15-2000 ...................     4,500      4,365,000
   Total ...............................                7,492,875

Multi-Industry - 2.17%
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 ...................    10,500      9,817,500
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................    11,000     11,220,000
   Total ...............................               21,037,500

Oil Services - 1.07%
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     3,500      3,500,000
 Noble Drilling Corporation,
   9.25%, 10-1-2003 ....................     4,000      4,100,000
 PETROLEUM HEAT AND POWER CO., INC.,
   9.375%, 2-1-2006 ....................     3,000      2,760,000
   Total ...............................               10,360,000

Packaging and Containers - 5.69%
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,701,250
 Gaylord Container Corporation:
   11.5%, 5-15-2001 ....................     6,000      6,240,000
   0.0%, 5-15-2005 (C) .................     6,000      5,910,000


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Packaging and Containers (Continued)
 Owens-Illinois, Inc.:
   10.25%, 4-1-99 ......................   $ 5,000   $  5,125,000
   10.0%, 8-1-2002 .....................     5,000      5,150,000
   11.0%, 12-1-2003 ....................     7,500      8,240,625
   9.75%, 8-15-2004 ....................     7,500      7,687,500
 Silgan Corporation,
   0.0%, 12-15-2002 (C) ................     9,500      8,882,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     4,250      4,165,000
   Total ...............................               55,101,875

Paper - 2.87%
 APP International Finance Company B.V.,
   11.75%, 10-1-2005 ...................     4,500      4,550,625
 Fort Howard Corporation:
   9.25%, 3-15-2001 ....................     8,000      7,900,000
   9.0%, 2-1-2006 ......................     2,000      1,880,000
 Repap New Brunswick Inc.,
   10.625%, 4-15-2005 ..................     3,250      3,298,750
 S. D. Warren Company,
   12.0%, 12-15-2004 ...................     3,000      3,315,000
 Stone Container Corporation,
   10.75%, 10-1-2002 ...................     2,750      2,853,125
 Williamhouse-Regency of Delaware, Inc.,
   11.5%, 6-15-2005 ....................     4,000      3,960,000
   Total ...............................               27,757,500

Public Utilities - Electric - 0.03%
 Consolidated Hydro, Inc.,
   0.0%, 7-15-2003 (C) .................       500        288,230

Publishing and Advertising - 2.01%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,130,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ....................     6,500      6,597,500
 Lamar Advertising Company,
   11.0%, 5-15-2003 ....................     2,000      2,020,000
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 ...................     7,000      6,755,000
   Total ...............................               19,502,500


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Railroad Equipment - 0.71%
 Harmon Industries, Inc.,
   12.0%, 8-1-2002 .....................   $ 3,500   $  3,718,750
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      3,120,000
   Total ...............................                6,838,750

Railroads - 1.87%
 Communications & Power Industries,
   Inc.,
   12.0%, 8-1-2005 (A) .................     4,000      4,090,000
 IntelCom Group Inc., Units,
   0.0%, 9-15-2005 (A)(E) ..............        63      3,468,750
 Southern Pacific Rail Corporation,
   9.375%, 8-15-2005 ...................     9,700     10,524,500
   Total ...............................               18,083,250

Retailing - 9.14%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      4,025,000
 Bruno's Inc.,
   10.5%, 8-1-2005 .....................     8,500      8,245,000
 Dominick's Finer Foods, Inc.,
   10.875%, 5-1-2005 (A) ...............     5,000      5,075,000
 Eckerd Corporation,
   9.25%, 2-15-2004 ....................     5,500      5,788,750
 Kroger Co. (The):
   9.75%, 2-15-2004 ....................    10,000     10,750,000
   9.25%, 1-1-2005 .....................     3,000      3,225,000
 Orchard Supply Hardware Stores Corporation,
   9.375%, 2-15-2002 ...................     4,000      3,700,000
 P & C Food Markets, Inc.,
   11.5%, 10-15-2001 ...................     5,000      5,050,000
 Penn Traffic Company:
   8.625%, 12-15-2003 ..................     6,500      5,590,000
   10.375%, 10-1-2004 ..................     8,500      8,117,500
   9.625%, 4-15-2005 ...................     5,000      4,050,000
 Ralphs Grocery Company,
   10.45%, 6-15-2004 ...................     6,500      6,353,750
 Safeway Inc.,
   10.0%, 12-1-2001 ....................     8,000      8,880,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................    10,000      9,725,000
   Total ...............................               88,575,000


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Services, Consumer and Business - 1.63%
 Bell & Howell Company,
   10.75%, 10-1-2002 ...................   $ 5,000   $  5,325,000
 Solon Automated Services, Inc.,
   12.75%, 7-15-2001 ...................     4,000      4,000,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 (A) ................     6,000      6,420,000
   Total ...............................               15,745,000

Shipping - 0.37%
 Trans Ocean Container Corporation,
   12.25%, 7-1-2004 ....................     3,500      3,570,000

Steel - 0.82%
 AK Steel Corporation,
   10.75%, 4-1-2004 ....................     1,125      1,202,344
 Inland Steel Industries, Inc.,
   12.75%, 12-15-2002 ..................     6,000      6,690,000
   Total ...............................                7,892,344

Telecommunications - 2.67%
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      3,015,000
 Heartland Wireless Communications,
   Inc., Units,
   13.0%, 4-15-2003 (A)(F) .............     2,000      2,140,000
 MFS Communications Company, Inc.,
   0.0%, 1-15-2004 (C) .................     9,500      7,196,250
 Metrocall, Inc.,
   10.375%, 10-1-2007 ..................     3,500      3,550,330
 Rogers Cantel Mobile Communications Inc.,
   10.75%, 11-1-2001 ...................     2,500      2,625,000
 Summit Communications Group, Inc.,
   10.5%, 4-15-2005 ....................     5,000      5,500,000
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     2,000      1,860,000
   Total ...............................               25,886,580

Textiles and Apparel - 1.11%
 CMI Industries, Inc.,
   9.5%, 10-1-2003 .....................     4,500      4,140,000
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ....................     7,000      6,580,000
 Linter Textiles Corporation Limited,
   13.75%, 10-1-2000 (D) ...............    17,200         86,000
   Total ...............................               10,806,000


            See Notes to Schedule of Investments on pages 16 and 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                         Principal
                                         Amount in
                                         Thousands          Value

TOTAL CORPORATE DEBT SECURITIES - 84.39%             $817,409,966
 (Cost: $810,601,785)

UNITED STATES GOVERNMENT SECURITY - 1.70%
 United States Treasury,
   7.5%, 11-15-2016 ....................   $15,000   $ 16,455,450
 (Cost: $15,116,578)

TOTAL SHORT-TERM SECURITIES - 7.56%                  $ 73,252,561
 (Cost: $73,252,561)

TOTAL INVESTMENT SECURITIES - 97.05%                 $939,990,995
 (Cost: $963,059,866)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.95%      28,606,323

NET ASSETS - 100.00%                                 $968,597,318


            See Notes to Schedule of Investments on pages 16 and 17.

UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

Notes to Schedule of Investments
No income dividends were paid during the preceding 12 months.
(A)  As of September 30, 1995, the following restricted securities were owned:
                               Shares/
                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Advanstar
     Holdings,
     Inc., Warrants    3/30/92     1,750$        0  $    1,750
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400   127,817           5
  Fitzgeralds Gaming
     Corporation,
     Warrants        3/8/94 to
                       9/15/95    14,000   506,065     140,000
  Alliance Entertainment Corp.:
     11.25%, 7-5-2005  7/18/95    $3,500 3,500,000   3,491,250
                       7/21/95     1,000 1,007,500     997,500
  American Safety Razor Company,
  9.875%, 8-1-2005     7/27/95     1,000 1,000,000   1,000,000
  Assisted Living Concepts, Inc.,
     7.0%, 7-31-2005    8/2/95     1,000 1,000,000   1,155,000
  Communications & Power Industries,
     Inc.,
     12.0%, 8-1-2005    8/2/95     4,000 4,000,000   4,090,000
  Dominick's Finer Foods, Inc.,
     10.875%, 5-1-2005 4/27/95     3,000 3,000,000   3,045,000
                        8/2/95     2,000 2,055,000   2,030,000
  Exide Corporation:
     10.0%, 4-15-2005  4/21/95     2,000 2,000,000   2,110,000
  Fitzgeralds Gaming
     Corporation,
     13.0%, 3-15-96     3/8/94     3,500 3,326,435   2,590,000
  Granite Broadcasting Corporation,
     10.375%, 5-15-20055/12/95     2,500 2,500,000   2,550,000
  Heartland Wireless Communications,
     Inc., Units,
     13.0%, 4-15-2003  4/20/95     2,000 2,000,000   2,140,000
  IntelCom Group Inc., Units,
     0.0%, 9-15-2005    8/3/95        63 3,209,000   3,468,750
  Players International, Inc.,
     10.875%, 4-15-20054/10/95     4,000 4,000,000   3,800,000
  Premier Parks Inc.,
     12.0%, 8-15-2003  8/10/95     1,500 1,500,000   1,537,500
  Rio Hotel & Casino, Inc.,
     10.625%, 7-15-20057/18/95     5,000 5,000,000   4,850,000
  Specialty Foods Corporation:
     11.125%, 10-1-20027/12/95     2,000 2,000,000   1,960,000
  United Stationers Supply Co.,
     12.75%, 5-1-2005  4/26/95     6,000 6,000,000   6,420,000
  Walbro Corporation,
     9.875%, 7-15-2005 7/21/95     2,000 1,993,000   1,960,000

                                        ----------------------
                                        $49,724,817$49,336,755
                                        ======================
     The total market value of restricted securities represents approximately 5.09% of the total net assets at September 30, 1995.

(B) Affiliate as defined by the Investment Company Act of 1940 by reason of ownership by the Fund of 5% or more of its outstanding voting securities.

(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(D) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)  Each unit consists of 10 Senior Discount notes and 33 Warrants.

(F)  Each unit consists of 1,000 Senior Notes and six Warrants.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

Assets
 Investment securities - at value
   (Notes 1 and 3) ............................... $  939,990,995
 Cash  ...........................................        135,685
 Receivables:
   Investment securities sold ....................     23,173,125
   Dividends and interest ........................     19,095,715
   Fund shares sold ..............................        443,271
 Prepaid insurance premium  ......................         67,151
                                                   --------------
    Total assets  ................................    982,905,942
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     10,250,000
 Payable for Fund shares redeemed  ...............      3,591,913
 Accrued service fee  ............................        183,530
 Accrued transfer agency and dividend
   disbursing ....................................         98,285
 Accrued accounting services fee  ................          7,083
 Other  ..........................................        177,813
                                                   --------------
    Total liabilities  ...........................     14,308,624
                                                   --------------
      Total net assets ........................... $  968,597,318
                                                   ==============
Net Assets
 $1.00 par value capital stock, authorized --
   500,000,000; shares outstanding -- 107,418,549
   Capital stock ................................. $  107,418,549
   Additional paid-in capital ....................  1,309,906,292
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income      3,477,477
   Accumulated undistributed net realized
    loss on investment transactions  .............   (429,136,129)
   Net unrealized depreciation in value of
    investments at end of period  ................    (23,068,871)
                                                   --------------
    Net assets applicable to outstanding
      units of capital ........................... $  968,597,318
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)  .........................          $9.02
                                                            =====

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1995

Investment Income
 Income:
   Interest ........................................  $46,886,863
   Dividends .......................................      113,057
                                                      -----------
    Total income  ..................................   46,999,920
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,712,593
   Transfer agency and dividend disbursing .........      552,252
   Service fee .....................................      457,587
   Legal fees ......................................       98,795
   Accounting services fee .........................       42,500
   Audit fees ......................................       27,925
   Custodian fees ..................................       17,162
   Other ...........................................       90,272
                                                      -----------
    Total expenses  ................................    3,999,086
                                                      -----------
      Net investment income ........................   43,000,834
                                                      -----------
Realized and Unrealized Gain (Loss) on Investments
 Realized net loss on investments  .................  (14,739,213)
 Unrealized appreciation in value of
   investments during the period....................   47,520,625
                                                      -----------
   Net gain on investments .........................   32,781,412
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $75,782,246
                                                      ===========


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                        For the         For the
                                      six months      fiscal year
                                         ended          ended
                                     September 30,      March 31,
                                          1995           1995
                                    --------------  -------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income ..........   $ 43,000,834 $   85,909,957
   Realized net loss on
    investments ...................    (14,739,213)   (38,935,982)
   Unrealized appreciation
    (depreciation)  ...............     47,520,625    (16,709,489)
                                      ------------ --------------
    Net increase in net assets
      resulting from operations ...     75,782,246     30,264,486
                                      ------------ --------------
 Dividends to shareholders from
   net investment income* .........    (41,263,060)   (84,555,022)
                                      ------------ --------------
 Capital share transactions:
   Proceeds from sale of shares
    (4,003,142 and 7,942,722
    shares, respectively)  ........     35,756,227     69,649,781
   Proceeds from reinvestment of
    dividends (3,821,443 and
    7,920,844 shares,
    respectively)  ................     34,052,060     69,202,582
   Payments for shares redeemed
    (7,755,870 and 17,970,581
    shares, respectively)  ........    (69,306,091)  (157,604,402)
                                      ------------ --------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions ..........        502,196   (18,752,039)
                                      ------------ --------------
      Total increase (decrease) ...     35,021,382   (73,042,575)
Net Assets
 Beginning of period  .............    933,575,936  1,006,618,511
                                      ------------ --------------
 End of period, including
   undistributed net investment
   income of $3,477,477 and
   $1,739,703, respectively .......   $968,597,318 $  933,575,936
                                      ============ ==============


                    *See "Financial Highlights" on page 21.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9-30-95    1995   1994    1993   1992    1991
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $8.70   $9.20  $9.21   $8.82  $7.51   $8.51
                      -----   -----  -----   -----  -----  ------
Income from investment
 operations:
 Net investment
   income ..........    .40     .80    .80     .83    .95    1.16
 Net realized and
   unrealized gain
   (loss) on
   investments .....    .30   (0.51) (0.01)    .40   1.29   (1.00)
                      -----   -----  -----   -----  -----  ------
Total from investment
 operations  .......    .70     .29    .79    1.23   2.24     .16
                      -----   -----  -----   -----  -----  ------
Less dividends
 declared from net
 investment income .  (0.38)  (0.79) (0.80)  (0.84) (0.93)  (1.16)
                      -----   -----  -----   -----  -----  ------
Net asset value,
 end of period  ....  $9.02   $8.70  $9.20   $9.21  $8.82   $7.51
                      =====   =====  =====   =====  =====   =====
Total return* ......   8.22%   3.41%  8.69%  14.72% 31.72%   2.56%
Net assets, end
 of period (000
 omitted)  .........$968,597$933,576$1,006,619$986,867$910,917$735,376
Ratio of expenses to
 average net assets    0.83%** 0.84%  0.78%   0.75%  0.79%   0.82%
Ratio of net investment
 income to average
 net assets  .......   8.92%** 9.07%  8.51%   9.28% 11.56%  14.89%
Portfolio turnover
 rate  .............  30.32%**18.94% 54.80%  58.68% 62.12%  30.43%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.3 billion of combined net assets at September 30, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $981,885, out of which W&R paid sales commissions of $555,841 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $18,097.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $131,168,986 while proceeds from maturities and sales aggregated $136,752,238. Purchases of short-term securities aggregated $498,452,217 while proceeds from maturities and sales of short-term securities aggregated $494,347,456. There were no purchases or sales of U.S. Government securities during the period.

     For Federal income tax purposes, cost of investments owned at September 30, 1995 was $962,068,320, resulting in net unrealized depreciation of $22,077,325, of which $41,902,949 related to appreciated securities and $63,980,274 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital losses of $38,929,250 during its fiscal year ended March 31, 1995, of which $20,966,497 was deferred to the year ending March 31, 1996 (see discussion below). Capital loss carryovers aggregated $394,421,964 at March 31, 1995 and are available to offset future realized capital gain net income for Federal income tax purposes through March 31, 1997; $325,242,583 of this amount is available through March 31, 1998; $303,657,326 is available through March 31, 1999; $131,987,156 is available through March 31, 2000: and $17,962,753 is available through March 31, 2003.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its next fiscal year ("post-October losses"). From November 1, 1994 through March 31, 1995, the Fund incurred net capital losses of $20,966,497 which have been deferred to the fiscal year ending March 31, 1996.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of United High Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United High Income Fund, Inc. (the "Fund") at September 30, 1995, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 3, 1995

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President














To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(9-95)

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